[CHAPMAN AND CUTLER LETTERHEAD]

March 5, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Innovator ETFs® Trust
(Registration Nos. 333-146827 and 811-22135)

Ladies and Gentlemen:

On behalf of the Innovator ETFs® Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for the below funds, each of which is a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act:

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July	Innovator Hedged Nasdaq-100® ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly	Innovator Emerging Markets 10 Buffer ETF™ – Quarterly
Innovator Defined Wealth Shield ETF	Innovator International Developed 10 Buffer ETF™ – Quarterly
Innovator Buffer Step-Up Strategy ETF™	Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly
Innovator Power Buffer Step-Up Strategy ETF™	Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly
Innovator Equity Managed Floor ETF®	Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly
Innovator Nasdaq-100® Managed Floor ETF®	Innovator U.S. Equity 10 Buffer ETF™ – Quarterly
Innovator U.S. Small Cap Managed Floor ETF®

Post-Effective Amendment No. 1440 was filed electronically with the Securities and Exchange Commission on February 28, 2025.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L Draney